Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Change in Net Assets Per Financial Statements to Net Income Per Form 5500 (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets per the financial statements	$ 611,065
Net adjustment from loans deemed as distributed	(13,930)
Net change per the Form 5500	$ 597,135